Fair Value Measurements	12 Months Ended
Dec. 31, 2010
Notes To The Financial Statements [Abstract]
Fair Value Measurements

NOTE 3 FAIR VALUE MEASUREMENTS

As of December 31, 2010 and 2009, TDS did not have any financial assets or liabilities that were required to be recorded at fair value in its Consolidated Balance Sheet in accordance with GAAP. However, TDS has applied the provisions of fair value accounting for purposes of computing the fair value of financial instruments for disclosure purposes as displayed below.

	December 31,		December 31,
	2010		2009
	Book Value	Fair Value	Book Value	Fair Value

(Dollars in thousands)
Cash and cash equivalents	$368,134	$368,134	$670,992	$670,992
Short-term investments (1)(2)
Certificates of deposit	97,270	97,270	113,275	113,275
Government-backed securities (3)	305,612	305,612	—	—
Long-term investments (1)(4)
Government-backed securities (3)	102,185	102,325	—	—
Long-term debt (5)	1,495,461	1,482,181	1,488,196	1,461,976

  Designated as held-to-maturity investments and are recorded at amortized cost in the Consolidated Balance Sheet.
  Maturities are less than twelve months from the respective balance sheet dates.
  Includes U.S. treasuries and corporate notes guaranteed under the Federal Deposit Insurance Corporation's Temporary Liquidity Guarantee Program.
  Maturities range between 14 and 24 months from the balance sheet date.
  Excludes capital lease obligations and current portion of Long-term debt.

The fair values of Cash and cash equivalents and Short-term investments approximate their book values due to the short-term nature of these financial instruments. The fair values of Long-term investments were estimated using quoted market prices for the individual issuances. The fair value of long-term debt, excluding capital lease obligations and the current portion of such long-term debt, was estimated using market prices for TDS' 7.6% Series A notes, 6.875% senior notes and 6.625% senior notes, and U.S. Cellular's 7.5% senior notes, and discounted cash flow analysis for remaining debt.

As of December 31, 2009, TDS had certain Licenses recorded at fair value in its Consolidated Balance Sheet as a result of impairment losses recognized at or proximate to December 31, 2009. For Licenses recorded at fair value, the following table provides information regarding their classification in the fair value hierarchy:

		Fair Value Measurements Using
Description	December 31, 2009	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total (Losses) (1)
(Dollars in thousands)
Licenses recorded at fair value	$57,000	$—	$—	$57,000	$(14,000)

  These losses represent the excess carrying value of the Licenses over their estimated fair values at November 1, 2009, the impairment testing date in the fourth quarter of 2009. Such amount is recorded as Loss on impairment of intangible assets in the Consolidated Statement of Operations.

See Note 1—Summary of Significant Accounting Policies and Recent Accounting Pronouncements for information regarding the methods and assumptions used to estimate the fair values for Licenses and a description of the levels in the fair value hierarchy.

As of December 31, 2010 and 2009, TDS did not own either marketable equity securities or variable prepaid forward contracts.

On January 1, 2008, TDS elected to measure, as permitted by GAAP, its Deutsche Telekom Ordinary Shares and related forward contracts at fair value in its Consolidated Balance Sheet, and recognize future changes in fair value in its Consolidated Statement of Operations.  As a result of this election, TDS recorded an adjustment to increase January 1, 2008 beginning retained earnings by $502.7 million, net of $291.2 million of income taxes.  This amount reflects an unrealized gain attributable to the Deutsche Telekom Ordinary Shares of $647.3 million, net of income taxes of $374.9 million, offset by an unrealized loss on the related forward contracts of $144.6 million, net of income taxes of $83.7 million.  The unrealized loss on the forward contracts was attributable to the periods from inception to June 2003.  During such periods the forward contracts qualified as cash flow hedges and the changes in the fair value were recorded as a component of Accumulated other comprehensive income. There were no tax accounting implications to the Consolidated Balance Sheet or Statement of Operations upon this election other than to reclassify the related tax effects from Accumulated other comprehensive income to beginning Retained earnings, as mentioned above.

In 2008, the forward contracts related to 85,969,689 Deutsche Telekom Ordinary Shares were settled through a combination of delivery of 73,462,167 Deutsche Telekom Ordinary Shares relating to the forward contracts and cash payments. TDS sold the remaining 12,507,522 Deutsche Telekom Ordinary Shares and realized cash proceeds of $226.6 million from the sale. This amount was offset by $17.4 million and $47.4 million of cash payments paid to settle the collar (derivative liability) and debt portions of certain variable prepaid forward contracts, respectively, for which cash was delivered upon settlement.

Prior to August 7, 2008, TDS and its subsidiaries held 719,396 common shares of Rural Cellular Corporation (“RCC”). On August 7, 2008, RCC was acquired by Verizon Wireless, with shareholders of RCC receiving cash of $45 per share in exchange for each RCC share owned. As a result of this exchange, TDS received total cash proceeds of $32.4 million and recognized a pre-tax gain of $31.7 million in August 2008.

The following table details the Gain on investments and financial instruments included in the Consolidated Statement of Operations during 2008:

Year Ended December 31,	2008
(Dollars in thousands)

Gains (losses) on marketable equity securities and derivative instruments

Deutsche Telekom:
(Decrease) in the fair value of securities (asset)	$(294,827)
Decrease in the fair value of the embedded collars in the variable prepaid forward contracts (liability)	295,389
562
Rural Cellular Corporation:
Gain on disposition of securities	31,724

Other gains (losses)	(691)
$31,595